Exhibit 99.10

Monthly Investor Report: Verizon Master Trust - VZMT 2025-9

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		9		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	10/20/27	10/21/2030	$637,806,000.00		3.96%			3.96%
Class A-1b	10/20/27	10/21/2030	$75,000,000.00	31	SOFR +0.42%	08/13/2026	3.63650%	4.06%
Class B	10/20/27	10/21/2030	$54,496,000.00		4.24%			4.24%
Class C	10/20/27	10/21/2030	$32,698,000.00		4.41%			4.41%

Total			$800,000,000.00

Series 2025-9 Allocation % x Group One Available Funds	$55,525,139.03
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$55,525,139.03

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$60.22	$60.22	$0.00	$0.00	$55,525,078.81
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$55,525,078.81
Asset Representations Reviewer Fee	$30.93	$30.93	$0.00	$0.00	$55,525,047.88
Supplemental ARR Fee	$123.73	$123.73	$0.00	$0.00	$55,524,924.15
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$55,523,674.15
Servicing Fee	$614,020.05	$614,020.05	$0.00	$0.00	$54,909,654.10
Class A-1a Note Interest	$2,104,759.80	$2,104,759.80	$0.00	$0.00	$52,804,894.30
Class A-1b Note Interest	$261,982.29	$261,982.29	$0.00	$0.00	$52,542,912.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,542,912.01
Class B Note Interest	$192,552.53	$192,552.53	$0.00	$0.00	$52,350,359.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,350,359.48
Class C Note Interest	$120,165.15	$120,165.15	$0.00	$0.00	$52,230,194.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$52,230,194.33
Class R Interest	$52,230,194.33	$52,230,194.33	$0.00	$0.00	$0.00

Total	$55,525,139.03	$55,525,139.03	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,104,759.80	$0.00	$0.00	$2,104,759.80
Class A-1b	$0.00	$0.00	$261,982.29	$0.00	$0.00	$261,982.29
Class B	$0.00	$0.00	$192,552.53	$0.00	$0.00	$192,552.53
Class C	$0.00	$0.00	$120,165.15	$0.00	$0.00	$120,165.15

Total	$0.00	$0.00	$2,679,459.77	$0.00	$0.00	$2,679,459.77

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$637,806,000.00	1.00	$637,806,000.00	1.00
Class A-1b	$1,000.00	$3.49	$0.00	$3.49	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$3.53	$0.00	$3.53	$54,496,000.00	1.00	$54,496,000.00	1.00
Class C	$1,000.00	$3.68	$0.00	$3.68	$32,698,000.00	1.00	$32,698,000.00	1.00

Total	$1,000.00	$3.35	$0.00	$3.35	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		$400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.